COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	May 31, 2025	Feb. 28, 2025
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES
Maturity of Lease Liabilities	Operating Leases
May 31, 2026	$245,173

May 31, 2027	239,242

May 31, 2028	222,427

May 31, 2029	207,558

May 31, 2030	207,558

May 31, 2031 and after	190,262

Total lease payments	1,312,220
Less: Interest	(284,485)
Present value of lease liabilities	$1,027,735

Maturity of Lease Liabilities	Operating Leases
February 28, 2026	$225,348
February 28, 2027	223,866
February 29, 2028	207,558
February 28, 2029	207,558
February 28, 2030	207,558
February 28, 2031 and after	242,151
Total lease payments	1,314,039
Less: Interest	(306,177)
Present value of lease liabilities	$1,007,862